Expense Example - Class K - BlackRock National Municipal Fund - Class K Shares	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	$ 600